SEASONS SERIES TRUST
Supplement to the Statement of Additional Information dated July 30, 2007
Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, reference to Scott W. Schoelzel is deleted and the chart should be supplemented with the following:

Other Client Accounts
(As of November 30, 2007)
			Registered Investment		Pooled Investment
			Companies		Vehicles		Other Accounts
	Advisers/		No. of	Assets	No. of	Assets	No. of	Assets
Portfolio	Subadviser	Portfolio Manager	Accounts	($ millions)	Accounts	($ millions)	Accounts	($ millions)
Multi-Managed Portfolios — Growth Component; Large Cap Growth; Focus Growth	Janus	Sachs, Ron[1]	5	$5,708	—	—	1*	$289

[1]	Effective January 1, 2008, Portfolio Manager, Ron Sachs will assume day-to-day management of the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Large Cap Growth and Focus Growth Portfolios. Therefore the information provided does not account for any portfolio manager changes subsequent to that date.

*	The account reflected has a performance-based advisory fee
Dated: January 3, 2008

SEASONS SERIES TRUST
Supplement to the Prospectus dated July 30, 2007
In the section titled “MANAGEMENT,” under the heading “Information about the Subadvisers,” the portfolio management disclosure with respect to the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the “Multi-Managed Portfolios”), Large Cap Growth Portfolio and Focus Growth Portfolio is modified as follows:
The portfolio management disclosure with respect to Janus Capital Management LLC (“Janus”) management of the Multi-Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio, all references to Scott W. Schoelzel are deleted in their entirety. The disclosure in regard to the Multi-Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio is replaced with the following:
“The Growth/Janus component of the Multi-Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio are managed by Ron Sachs, CFA. Mr. Sachs has managed the Growth/Janus component of the Multi-Managed Portfolios, Large Cap Growth Portfolio and Focus Growth Portfolio since January 2008. Mr. Sachs joined Janus in 1996 as a research analyst, and has acted as portfolio manager of other Janus-advised mutual funds since June 2000. Mr. Sachs is also a portfolio manager of other Janus accounts.”
Dated: January 3, 2008

Versions:	Version 1 Class 1; Version 2 Class 1; Version 3 Class 2; Version 4 Class 3; and Combined Master